Pension, Savings, and Other Employee Benefits - Schedule of Amounts Recognized in Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pension Benefits
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Net actuarial (gain)/loss arising during measurement period	$ 13,643	$ 15,357
Items amortized during the measurement period:
Prior service credit/(cost)	0	(52)
Actuarial (gain)/loss	(12,102)	(9,521)
Total recognized in other comprehensive income	1,541	5,784
Other Benefits
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Net actuarial (gain)/loss arising during measurement period	(1,646)	2,222
Items amortized during the measurement period:
Prior service credit/(cost)	0	(95)
Actuarial (gain)/loss	288	567
Total recognized in other comprehensive income	$ (1,358)	$ 2,694